Consolidated Statement of Changes in Shareholder's Deficit - 3 months ended Dec. 31, 2019 - USD ($)	Ordinary shares		Subscription receivable	Additional paid-in capital	Accumulated deficit	Total
Balance at Sep. 26, 2019
Balances, shares at Sep. 26, 2019
Issuance of ordinary shares		[1]	[1]
Issuance of ordinary shares, shares	1
Net loss for the period					(5,142)	(5,142)
Balance at Dec. 31, 2019		[1]	[1]		$ (5,142)	$ (5,142)
Balance, shares at Dec. 31, 2019	1

[1]	The balance represents an amount less than US$1.